RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable Taxes
Schedule of recoverable taxes

	2022	2021
Current
ICMS (VAT)	449	113
PIS/Pasep (a) (b)	258	329
Cofins (a) (b)	1,189	1,508
Others	21	19
	1,917	1,969
Non-current
ICMS (VAT) (b)	548	342
PIS/Pasep (a)	166	316
Cofins (a)	644	1,339
	1,358	1,997
	3,275	3,966